Financial Instruments - Interest bearing loans and borrowings (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount						€ 400,000,000
Interest rate						3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 750,000,000				€ 50,000,000	€ 750,000,000
Interest rate	2.50%		2.50%		2.50%
Issued price of Senior Secured Notes (2028)					€ 100.75
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 869,600,000		$ 906.8
Interest rate	2.25%		2.25%
Repayments of non-current borrowings	€ 9,200,000	$ 9.6
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%		1.00%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 1,974,800,000			€ 2,163,500,000
Carrying value	2,209,300,000			2,146,500,000
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0			0
Carrying value	(8,400,000)			(9,400,000)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,417,600,000			1,355,800,000
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,342,500,000			1,360,800,000
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	100,000			100,000
Carrying value	100,000			100,000
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800,000,000.0			800,000,000.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 632,200,000			€ 802,600,000